Debt (United States Credit Facilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Line of Credit Facility [Line Items]
Total long-term debt and capital lease obligations	$ 9,795,000	$ 9,015,000		$ 9,173,000
Capital lease obligation [Member]
Line of Credit Facility [Line Items]
Expiration date	Dec. 31, 2013
Total long-term debt and capital lease obligations	3,000			2,800
Minimum [Member] | Capital lease obligation [Member]
Line of Credit Facility [Line Items]
Rate of Interest of Debt Instrument (in percent)	0.00%
Maximum [Member] | Capital lease obligation [Member]
Line of Credit Facility [Line Items]
Rate of Interest of Debt Instrument (in percent)	18.80%
United States Credit Facilities
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed	6,000,000
Term credit interest rate (in percent)		6.00%	6.50%
Expiration date	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Additional term loan repayment	750,000	250,000
Credit facilities amount outstanding	4,900,000			4,800,000
Interest rate spread	2.00%
United States Credit Facilities | Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate spread	2.25%
United States Credit Facilities | Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate spread	3.50%
Term Credit Facility [Member]
Line of Credit Facility [Line Items]
Term credit interest rate (in percent)		7.27%
GE CF Mexico Term Loan Agreement [Member]
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed	1,650,000
Term loan frequency of periodic payment	60 consecutive monthly installments
Rate of Interest of Debt Instrument (in percent)	6.93%
Term Loan Increments	$ 100,000
Percentage Of Term Loan Non Refundable Commission	1.00%
Term loan pledge of cash (in percent)	10.00%